Income taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Recovery of income taxes based on the combined statutory income tax rate	$ (2,819,000)	$ (167,000)	$ (1,251,000)
Statutory income tax rate	27.00%	27.00%	27.00%
Changes in unrecognized deferred tax assets	$ 2,520,000	$ (414,000)	$ 1,384,000
Financing costs	0	(1,000)	(316,000)
Non-deductible items and tax adjustments	299,000	582,000	183,000
Recovery of income taxes	$ 0	$ 0	$ 0